Other Comprehensive Income - Schedule of Reclassified Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Losses) gains on sales of securities available for sale, net	$ (333,200)	$ (3,157)	$ 1,166	$ 288
Total before tax		256,688	188,712	35,901
Tax benefit or (expense)		(51,719)	(30,464)	(7,778)
Net of tax		199,759	154,665	22,738
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of tax		(3,445)	22,210	13,363
Unrealized (losses) and gains on available-for-sale securities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Losses) gains on sales of securities available for sale, net		(3,157)	1,166	288
Total before tax		(3,157)	1,166	288
Tax benefit or (expense)		873	(257)	(64)
Net of tax		(2,284)	909	224
Unrealized gains on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax		9,580	31,234	27,131
Interest income		9,580	31,234	27,131
Tax benefit or (expense)		(2,693)	(8,780)	(7,626)
Net of tax		6,887	22,454	19,505
Amortization of defined benefit pension items | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Nonoperating Income (Expense)		(23,077)	(13,400)	(10,787)
Accretion of prior service credit | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax		(11,195)	(1,604)	(8,856)
Tax benefit or (expense)		3,147	451	2,490
Other Nonoperating Income (Expense)		11,882	11,796	1,931
Net of tax		$ (8,048)	$ (1,153)	$ (6,366)